Oct. 05, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectus dated October 31, 2017

Prospectuses dated November 30, 2017

Prospectus dated December 18, 2017

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.